Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory Financial Information (Textual) [Abstract]
Deferred tax asset, subsidiaries	$ 8	$ 10
State of Ohio insurance laws description	The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31.
Dividend distributions made for the period	12 months
Statutory basis policyholders surplus	10.00%
Cash dividend paid	$ 0	0	$ 0
NLIC paid dividend	457
Subsidiaries [Member]
Statutory Financial Information (Textual) [Abstract]
Change in deferred tax valuation	56	$ 66
Eagle Captive Reinsurance LLC [Member]
Statutory Financial Information (Textual) [Abstract]
Change in deferred tax valuation	(64)
Deferred tax asset, subsidiaries	$ 10